Average Annual Total Returns - VIPOverseasPortfolio-InitialServiceService2PRO - VIPOverseasPortfolio-InitialServiceService2PRO - VIP Overseas Portfolio	Apr. 30, 2025
VIP Overseas Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.01%
Past 5 years	5.76%
Past 10 years	6.32%
VIP Overseas Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	4.95%
Past 5 years	5.65%
Past 10 years	6.21%
VIP Overseas Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	4.81%
Past 5 years	5.50%
Past 10 years	6.06%
MS001
Average Annual Return:
Past 1 year	4.07%
Past 5 years	4.95%
Past 10 years	5.41%